Policyholder liabilities and unallocated surplus - US liabilities by duration (Details) - Operating segments after elimination of intra-group amounts, before unallocated - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	$ 440,984	$ 385,492	$ 521,236
US insurance operations
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	$ 296,513	$ 269,549	236,380
US insurance operations | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	39.00%	42.00%
US insurance operations | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	26.00%	27.00%
US insurance operations | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	16.00%	15.00%
US insurance operations | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	10.00%	9.00%
US insurance operations | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	5.00%	4.00%
US insurance operations | Over 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	3.00%
US insurance operations | Variable annuity separate account
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	$ 219,062	$ 195,070	163,301
US insurance operations | Variable annuity separate account | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	39.00%	41.00%
US insurance operations | Variable annuity separate account | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	27.00%	27.00%
US insurance operations | Variable annuity separate account | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	16.00%	16.00%
US insurance operations | Variable annuity separate account | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	9.00%	9.00%
US insurance operations | Variable annuity separate account | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	5.00%	4.00%
US insurance operations | Variable annuity separate account | Over 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	3.00%
US insurance operations | General account and other business
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	$ 77,451	$ 74,479	$ 73,079
US insurance operations | General account and other business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	36.00%	45.00%
US insurance operations | General account and other business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	22.00%	27.00%
US insurance operations | General account and other business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	13.00%
US insurance operations | General account and other business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	8.00%
US insurance operations | General account and other business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	4.00%
US insurance operations | General account and other business | Over 25 years
Liabilities
Percentage of policyholder liabilities	8.00%	3.00%